Operating Leases - Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Leases [Abstract]
Aggregate expense under operating leases	$ 742	$ 738	$ 634